RELATED PARTY TRANSACTIONS - Research And Development To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 3,301
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Research and development expenses related parties	144	$ 208	$ 212
Research and Development Expense [Member] | HOLINingbo Hollysys [Member]
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 144	$ 208	$ 212